Organization and Nature of Operations (Details)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Sep. 13, 2023 shares	Jul. 31, 2023 CNY (¥)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Organization and Nature of Operations (Details) [Line Items]
Net income (loss)	¥ (134,319,481)	$ (18,588,875)	¥ 111,393,524
Net cash used in operating activities	(35,000,000)	$ (4,793,409)	¥ (165,241,380)
Working capital | ¥	59,000,000
Accumulated deficit	¥ (334,000,000)						$ (46,157,851)	¥ (199,207,921)
Promissory note					¥ 72,000,000	$ 10,000,000
Forecast [Member] | Class A ordinary shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares (in Shares) | shares				19,157,087